United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas February 9, 2009
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      916    15919 SH       Sole                    15919
AT&T Inc.                      COM              00206r102      369    12961 SH       Sole                    12961
American Express Co            COM              025816109      593    31950 SH       Sole                    31950
American Intl Group Inc        COM              026874107       35    22200 SH       Sole                    22200
Amgen Inc                      COM              031162100     1043    18060 SH       Sole                    18060
Anadarko Pete Corp             COM              032511107      216     5600 SH       Sole                     5600
BJ Services                    COM              055482103      777    66575 SH       Sole                    66575
BP Amoco PLC ADR               COM              055622104      310     6634 SH       Sole                     6634
Bristol Myers Squibb           COM              110122108      266    11425 SH       Sole                    11425
Burlington N Snta Fe           COM              12189T104      213     2814 SH       Sole                     2814
CVS/Caremark Corp              COM              126650100     1009    35097 SH       Sole                    35097
Cisco Systems Inc              COM              17275r102     1275    78241 SH       Sole                    78241
Citigroup Inc.                 COM              172967101      365    54424 SH       Sole                    54424
Coca Cola Co                   COM              191216100      713    15748 SH       Sole                    15748
Corning Inc                    COM              219350105      867    90966 SH       Sole                    90966
EMC Corp.                      COM              268648102      907    86668 SH       Sole                    86668
Expeditors Intl Wash           COM              302130109     1278    38400 SH       Sole                    38400
Exxon Mobil Corp               COM              302290101     1640    20547 SH       Sole                    20547
Fluor Corp                     COM              343412102      994    22150 SH       Sole                    22150
General Electric Co.           COM              369604103     1463    90327 SH       Sole                    90327
International Business Machine COM              459200101     1784    21200 SH       Sole                    21200
L3 Communications              COM              502424104     1116    15125 SH       Sole                    15125
Lowes Cos Inc                  COM              548661107     1219    56649 SH       Sole                    56649
Medtronic Inc                  COM              585055106      774    24625 SH       Sole                    24625
Microsoft Corp                 COM              594918104     1059    54497 SH       Sole                    54497
Monsanto Co                    COM              61166w101     1120    15917 SH       Sole                    15917
Norwood Abbey Limited          COM              019619664        0    96000 SH       Sole                    96000
Oracle Corp                    COM              68389X105     1266    71424 SH       Sole                    71424
Pepsico Inc                    COM              713448108     1090    19908 SH       Sole                    19908
Pfizer Inc                     COM              717081103      596    33636 SH       Sole                    33636
Pitney Bowes Inc               COM              724479100      425    16666 SH       Sole                    16666
Schlumberger Ltd               COM              806857108      752    17765 SH       Sole                    17765
Scotts Companies               COM              810186106      970    32650 SH       Sole                    32650
Southwestern Energy            COM              845467109     1483    51200 SH       Sole                    51200
Stryker Corp                   COM              863667101      842    21075 SH       Sole                    21075
Tellabs Inc                    COM              879664100       86    20850 SH       Sole                    20850
Transocean Sedco Forex         COM              8817h1009      519    10983 SH       Sole                    10983
United Parcel Service          COM              911312106      909    16475 SH       Sole                    16475
United Technologies            COM              913017109     1783    33269 SH       Sole                    33269
Wal Mart Stores Inc            COM              931142103     3633    64797 SH       Sole                    64797
Windstream Corp                COM              9738w1041      137    14885 SH       Sole                    14885
Wyeth                          COM              983024100      630    16800 SH       Sole                    16800
Zimmer Holdings, Inc.          COM              98956p102      807    19960 SH       Sole                    19960
iShares Russell 1000 Index Fun IDX              464287598      221 4515.000 SH       Sole                 4515.000
iShares Russell 2000 Growth In IDX              464287648      608 11950.000 SH      Sole                11950.000
iShares Russell 2000 Index Fun IDX              464287655      344 6985.000 SH       Sole                 6985.000
iShares Russell Midcap         IDX              464287499      315 5275.000 SH       Sole                 5275.000
iShares S & P 500              IDX              464287200     2286 25310.000 SH      Sole                25310.000
iShares S&P 500 Growth         IDX              464287309     1161 25850.000 SH      Sole                25850.000
ishares Dow Jones Select Divid IDX              464287168      814 19725.000 SH      Sole                19725.000
ishares Russell 1000 Growth In IDX              464287614     4358 117585.000 SH     Sole               117585.000
ishares Russell Mid Cap Growth IDX              464287481      759 24260.000 SH      Sole                24260.000
ishares S&P 1500               IDX              464287150      237 5850.000 SH       Sole                 5850.000


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53

Form 13F Information Tablle Value Total: $49,352


List of Other Included Managers:
No.		13F File Number		Name